UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Schwartz Investment Counsel, Inc.
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Address:  3707 W. Maple Rd.
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          Bloomfield Hills, MI  48301
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          ----------------------------------------------------------------------

Form 13F File Number: 28-5434
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George P. Schwartz
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Title:    President
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Phone:    248-644-8500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz              Bloomfield Hills, MI              5-5-99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 94
                                        -------------------

Form 13F Information Table Value Total: $112,982,000
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                    ITEM 2:       ITEM 3:     ITEM 4:   ITEM 5:           ITEM 6:                  ITEM 8:
-------------------------------  ---------------  ---------  ---------  ---------  ----------------------  -------------------------
                                                                         SHARES    INVESTMENT DISCRETION   VOTING AUTHORITY (SHARES)
                                     TITLE                      FAIR       OR      ----------------------  -------------------------
                                       OF           CUSIP      MARKET   PRINCIPAL   (a)    (b)  (c)Shared-   (a)    (b)   (c)Shared-
      NAME OF ISSUER                 CLASS         NUMBER      VALUE     AMOUNT     Sole  Shared   Other     Sole  Shared    Other
-------------------------------  ---------------  ---------  ---------  ---------  ------- ----  --------  -------- ----   ---------
Telos Corporation, 12%
   Cumulative Exch Pfd           preferred stock  87969B200    114,000    35,000    35,000                   35,000
Acceptance Insurance Companies   common stock     004308102  4,367,000   323,500   312,500        11,000    312,500
Advanced Communication
   Systems, Inc.                 common stock     00750x109    349,000    30,000    30,000                   30,000
Alleghany Corp.                  common stock     017175100    294,000     1,600       400         1,200        400
America Service Group Inc.       common stock     02364L109  2,977,000   253,400   237,400        16,000    237,400
Astrosystems, Inc.               common stock     046465100     96,000    33,500    33,500                   33,500
Automatic Data Processing, Inc   common stock     053015103    774,000    18,700     6,700        12,000      6,700
Brookdale Living
   Communities, Inc.             common stock     112462106    259,000    15,000    15,000                   15,000
Cal Fed Contingent
   Participation Interests       common stock     130209604    330,000    30,000    30,000                   30,000
Cal Fed Recovery Interests       common stock     130209703    345,000    30,000    30,000                   30,000
Charming Shoppes, Inc.           common stock     161133103  1,213,000   313,000   313,000                  313,000
Chemical Financial Corporation   common stock     163731102    300,000     9,375     9,375                    9,375
Childtime Learning Centers, Inc. common stock     168820108    128,000    10,000    10,000                   10,000
Computer Learning Centers, Inc.  common stock     205199102    106,000    20,000    20,000                   20,000
Craftmade International, Inc.    common stock     22413E104    750,000    50,000    50,000                   50,000
Crown Cork & Seal Company, Inc.  common stock     228255105  1,297,000    45,400    36,900         8,500     36,900
Data Research Associates, Inc.   common stock     237853106  5,009,000   400,700   390,700        10,000    390,700
Diamond Offshore Drilling Inc.   common stock     25271c102  1,420,000    44,900    44,900                   44,900
Ellett Brothers, Inc.            common stock     288398100    533,000   110,800   100,800        10,000    100,800
Emerson Electric Co.             common stock     291011104    333,000     6,300     2,300         4,000      2,300
Forest Oil Corporation           common stock     346091606    867,000   115,600   105,600        10,000    105,600
Frontier Adjusters
   of America, Inc.              common stock     359050101    237,000    94,600    94,600                   94,600
Fruit of the Loom, Inc.          common stock     G3682L105    778,000    72,400    72,400                   72,400
GZA Geoenvironmental
   Technologies, Inc.            common stock     362386104     56,000    12,400    12,400                   12,400
Gardner Denver, Inc.             common stock     365558105    635,000    40,000    40,000                   40,000
Golden Star Resources Ltd.       common stock     38119t104    390,000   479,500   479,500                  479,500
Good Guys, Inc.                  common stock     382091106     78,000    20,000    20,000                   20,000
Greif Bros. Corporation -
   Class A                       common stock     397624107  1,243,000    56,500    56,500                   56,500
Griffon Corporation              common stock     398433102  2,905,000   422,500   421,000         1,500    421,000
HCR Manor Care, Inc.             common stock     404134108  1,049,000    46,000    42,000         4,000     42,000
HMI Industries Inc.              common stock     404238107     77,000    50,000    50,000                   50,000
Ha-Lo Industries, Inc.           common stock     404429102    431,000    35,000    35,000                   35,000
Helen of Troy Limited            common stock     G4388N106    259,000    20,000    20,000                   20,000
Hologic, Inc.                    common stock     436440101    320,000    35,300    35,300                   35,300
I. Gordon Corporation            common stock     382784106    151,000    16,499    16,499                   16,499
Impath Inc.                      common stock     45255g101    245,000    10,000    10,000                   10,000
Inco Limited - Class VBN         common stock     453258709  4,173,000   596,200   596,200                  596,200
Input/Output, Inc.               common stock     457652105  6,811,000 1,079,000 1,044,000        35,000  1,044,000
Invacare Corporation             common stock     461203101    253,000    10,400     5,200         5,200      5,200
Johnson Controls, Inc.           common stock     478366107  5,211,000    83,540       714        82,826        714
K-Swiss Inc. - Class A           common stock     482686102  3,232,000   128,000   114,000        14,000    114,000
Kaydon Corporation               common stock     486587108    923,000    31,900    28,900         3,000     28,900
Leucadia National Corporation    common stock     527288104  2,066,000    68,300    53,800        14,500     53,800
Lincoln Bancorp                  common stock     532879103    157,000    15,000    15,000                   15,000
Littelfuse, Inc.                 common stock     537008104    829,000    45,100    41,100         4,000     41,100
LoJack Corporation               common stock     539451104    231,000    30,000    30,000                   30,000
MBIA Inc.                        common stock     55262C100    209,000     3,600     1,600         2,000      1,600
Malan Realty Investors, Inc.     common stock     561063108  8,036,000   568,900   545,900        23,000    545,900
Maritrans Inc.                   common stock     570363101    288,000    50,000    50,000                   50,000
Matria Healthcare, Inc.          common stock     576817100     40,000    15,000    15,000                   15,000
Maxxam Inc.                      common stock     577913106    413,000     8,200     7,200         1,000      7,200
Mechanical Dynamics, Inc.        common stock     583521109    238,000    38,000    38,000                   38,000
Merck & Co., Inc.                common stock     589331107    256,000     3,200       600         2,600        600
Miami Computer Supply            common stock     593261100    199,000    10,000    10,000                   10,000
Mid-America Apartment
   Communities, Inc.             common stock     59522j103    470,000    22,000    20,000         2,000     20,000
NN Ball & Roller, Inc.           common stock     629305103    199,000    35,000    35,000                   35,000
Nautica Enterprises, Inc.        common stock     639089101    170,000    15,000    15,000                   15,000
Newell Rubbermaid Inc.           common stock     651192106    328,000     6,900       600         6,300        600
Newmont Mining Corporation       common stock     651639106  1,403,000    80,200    73,900         6,300     73,900
Nobel Learning Communities, Inc. common stock     654889104     98,000    20,000    20,000                   20,000
Nova Corporation                 common stock     669784100    641,000    24,400    24,400                   24,400
Ottawa Financial Corporation     common stock     689389104  7,401,000   356,695   326,070        30,625    326,070
PICO Holdings, Inc.              common stock     693366205    596,000    32,200    32,200                   32,200
Patterson Energy, Inc.           common stock     703414102  1,113,000   200,000   200,000                  200,000
Pentech International, Inc.      common stock     709635106    155,000   225,000   225,000                  225,000
Peoples Bancorp                  common stock     709788103    240,000    12,150    12,150                   12,150
Perceptron, Inc.                 common stock     71361F100  1,445,000   395,200   361,900        33,300    361,900
Providence and Worcester
   Railroad Company              common stock     743737108    556,000    50,000    50,000                   50,000
Quest Education Corporation      common stock     281490102    137,000    15,000    15,000                   15,000
Rainbow Technologies, Inc.       common stock     750862104  3,376,000   337,600   331,900         5,700    331,900
Republic Bancorp Inc.            common stock     760282103    650,000    50,000    50,000                   50,000
Royce Global Trust Inc.          common stock     78080N108  1,200,000   300,000   300,000                  300,000
Royce Micro-Cap Trust, Inc.      common stock     780915104  1,039,000   139,684   139,684                  139,684
SPSS Inc.                        common stock     78462K102  6,383,000   389,800   383,200         6,600    383,200
Santa Fe Energy Resources, Inc.  common stock     802012104    966,000   131,000   116,500        14,500    116,500
Schuler Homes, Inc.              common stock     808188106    263,000    43,800    43,800                   43,800
Scudder New Europe Fund, Inc.    common stock     810905109    443,000    23,300    16,300         7,000     16,300
Sevenson Environmental
   Services, Inc.                common stock     818063109    637,000    73,800    73,800                   73,800
SteriGenics International, Inc.  common stock     85915R105    390,000    40,000    40,000                   40,000
Sunrise Assisted Living, Inc.    common stock     86768k106  1,422,000    31,200    26,200         5,000     26,200
Tecumseh Products Company -
   Class A                       common stock     878895200    245,000     4,800     2,000         2,800      2,000
Tecumseh Products Company -
   Class B                       common stock     878895101  1,057,000    23,300    18,200         5,100     18,200
Templeton Dragon Fund, Inc.      common stock     88018T101     80,000    10,400       400        10,000        400
The Morgan Group, Inc. -
   Class A                       common stock     617358106    996,000   135,000   135,000                  135,000
Thomas Nelson Inc.               common stock     640376109  5,687,000   568,700   553,900        14,800    553,900
Unico American Corporation       common stock     904607108  2,435,000   240,500   240,500                  240,500
United Dominion
   Industries Limited            common stock     909914103  1,928,000    97,000    97,000                   97,000
Universal Electronics Inc.       common stock     913483103    625,000    50,000    50,000                   50,000
Value Line, Inc.                 common stock     920437100    249,000     7,200     7,200                    7,200
Velcro Industries N.V.           common stock     922571104    818,000    55,000    55,000                   55,000
Washington Federal Inc.          common stock     938824109    649,000    30,905    25,405         5,500     25,405
Weyco Group, Inc.                common stock     962149100    590,000    24,200    24,200                   24,200
Whitman Education Group, Inc.    common stock     966524100     94,000    25,000    25,000                   25,000
X-Rite, Incorporated             common stock     983857103  1,528,000   235,000   229,000         6,000    229,000
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